UNITED STATES SECURITIES AND EXCHANGE COMISSION
WASHINGTON, DC  20549

FORM 13F
FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: 9/30/2005

Check here if Amendment [X ]; Amendment Number: 1
This Amendment (Check only one.): [X ] is a restatement.
				  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:		Appaloosa Management L.P.
Address:	26 Main Street
		Chatham, NJ  07928

13F File Number:

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:		Lawrence P. O'Friel
Title:		Chief Financial Officer
Phone:		973-701-7000

Signature, Place and Date of Signing:

	Lawrence P. O'Friel		Chatham, New Jersey		11/14/2005
Report Type (check only one):
[X ] 13F Holdings Report
[  ] 13F Notice
[  ] 13F Combination Report

List of Other Managers Reporting for this Manager:

I AM SIGNING THIS REPORT AS REQIURED BY THE SECURITIES EXCHANGE ACT OF 1934.

FORM 13F SUMMARY PAGE
Report Summary:
Number of Other Included Managers:  0
Form 13F Information Table Entry Total: 35
Form 13F Information Table Value Total: 1,350,887,000

Name of Issuer					Title of Class		CUSIP		Fair Market	Shares or	Investment Discretion				Managers		Voting Authority (Shares)
									Number		Value		Principal	(a) Sole	(b) Shared -	(c) Shared -			(a) Sole	(b) Shared	(c) None
											Amount		As Defined	Other

-------------------------------------       ---------------- 		--------------	 ---------	----------     ----
Alpha Natural Resources Inc			COM			02076X102	5,203 		173,200 	x								 173,200
American Elec Pwr Inc				COM			025537101	205,229 	5,169,500 	x								 5,169,500
Arch Coal Inc					COM			039380100	134,352 	1,990,400 	x								 1,990,400
Beverly Enterprises Inc				COM NEW			087851309	35,051 		2,983,100 	x								 2,983,100
CF Inds Hldgs Inc				COM			125269100	27,905 		1,884,200 	x								 1,884,200
Chevron Corp New				COM			166764100	115,711 	1,787,600 	x								 1,787,600
Consol Energy Inc				COM			20854P109	64,285 		842,863 	x								 842,863
Chevron Corp New				CALL			166764900	695	 	5,153 		x								 5,153
Edison Intl					COM			281020107	70,920 		1,500,000 	x								 1,500,000
Federal Natl Mtg Assn				COM			313586109	4,841 		108,000 	x								 108,000
First Marblehead Corp				COM			320771108	3,134 		123,400 	x								 123,400
Fording Cdn Coal Tr				TR UNIT			345425102	47,111 		1,106,673 	x								 1,106,673
Forest Oil Corp					COM PAR $0.01		346091705	15,630 		300,000 	x								 300,000
Houston Expl Co					COM			442120101	16,846 		250,500 	x								 250,500
Hudson City Bancorp				COM			443683107	22,610 		1,900,000 	x								 1,900,000
Inamed Corp					COM			453235103	23,272 		307,500 	x								 307,500
Kindred Hlthcare Wts. A $30.00 4/20/06 		*W EXP 04/20/200	494580111	2,001 		67,600 		x								 67,600
Kindred Hlthcare Wts. B $33.33 4/20/06		*W EXP 04/20/200	494580129	17,732 		675,000 	x								 675,000
Massey Energy Corp				COM			576206106	173,934 	3,405,795 	x								 3,405,795
Maverick Tube Corp				COM			577914104	6,750 		225,000 	x								 225,000
Metal Mgmt Inc					COM NEW			591097209	6,338 		250,000 	x								 250,000
MGP Ingredients Inc				COM			55302G103	687 		61,315 		x								 61,315
NTL Inc Del					COM			62940M104	2,672 		40,000 		x								 40,000
NTL Inc Del					*W EXP 01/13/201	62940M138	147 		237,059 	x								 237,059
Occidental Pete Corp Del			COM			674599105	32,891 		385,000 	x								 385,000
Oregon Stl Mls Inc				COM			686079104	11,930 		427,600 	x								 427,600
Peabody Energy Corporation			COM			704549104	89,009 		1,055,232 	x								 1,055,232
Pioneer Nat Res Co				COM			723787107	33,018 		601,200 	x								 601,200
Pope & Talbot Inc				COM			732827100	10,587 		1,036,900 	x								 1,036,900
Posco 						SPONSORED ADR		693483109	5,735 		101,400 	x								 101,400
Reliant Energy Inc				COM			75952B105	48,715 		3,155,100 	x								 3,155,100
Sprint Nextel Corp				COM FON			852061100	23,780 		1,000,000 	x				 				 1,000,000
St Mary Ld & Expl Co				COM			792228108	6,848 		187,100 	x								 187,100
United States Steel Corp			COM			912909108	41,291 		974,999 	x				 				 974,999
Walter Inds Inc					COM			93317Q105	44,028 		900,000 	x				 				 900,000



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